Taxation - Cyprus IP box regime (Details)		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2012
Taxation
Percentage of deemed deduction		80.00%
Period of amortization and any direct expenses provisions		5 years
Maximum effective tax rate on eligible IP income.	3.00%	3.00%
Percentage of qualifying profits earned	80.00%
Percentage of tax loss set off limit	20.00%
Period for tax loss carry forward	7 years